Schedule of Impaired Intangible Assets (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Finite-lived Intangible Assets [Roll Forward]
Balance, beginning of year		$ 0	$ 2,050
Increase in intangibles due to acquisition	[1]	2,872
Amortization		(171)
Transfer to held-for-sale			(2,050)
Balance, end of year		$ 2,701	$ 0

[1]	The intangible asset balance relates to the acquisition of a Field Marketing Office (FMO). See note 11 for further details regarding the acquisition.